LEASE - Carrying amount of right-of-use and movement during the year (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning		¥ 15,890,437	¥ 17,976,851
Additions		76,779	1,247,858	¥ 2,838
Transfer from property, plant and equipment		885,141
Transfer to property, plant and equipment		(1,663,686)	(1,674,260)
Transfer to investment properties		(45,885)	(239,765)
Government grants			(107,441)
Contract modification		(55,813)	(182,865)
Disposals		(15,792)	(52,668)
Depreciation		(767,553)	(1,075,825)	108,152
Impairment losses		(15,790)	(1,448)
Balance at the end	$ 2,189,707	14,287,838	15,890,437	17,976,851
Right of Use Assets Pledged as Security		1,232,491	373,048
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning		287,255	396,499
Additions		15,023	21,203
Contract modification		(12,317)	(45,507)
Depreciation		(54,792)	(84,940)
Balance at the end		235,169	287,255	396,499
Machinery
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning		3,756,305	6,128,291
Additions		8,831	11,606
Transfer to property, plant and equipment		(1,663,686)	(1,674,260)
Government grants			(107,441)
Depreciation		(321,464)	(601,891)
Impairment losses		(15,790)
Balance at the end		1,764,196	3,756,305	6,128,291
Land use right
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning		11,846,877	11,452,061
Additions		52,925	1,215,049
Transfer from property, plant and equipment		885,141
Transfer to investment properties		(45,885)	(239,765)
Contract modification		(43,496)	(137,358)
Disposals		(15,792)	(52,668)
Depreciation		(391,297)	(388,994)
Impairment losses			(1,448)
Balance at the end		12,288,473	11,846,877	¥ 11,452,061
Carrying amount of land use rights in process of applying for certificates		¥ 1,109,000	¥ 74,000
Carrying value of land parcels as a percent of total asset	0.57%	0.57%	0.04%